COMPENSATION EXPENSE (Schedule of RSU Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member]
Number of RSUs
Beginning Balance (in shares)	1,652,483	1,130,804	1,197,915
Granted (in shares)	513,838	597,283	188,404
Forfeited (in shares)	(404,456)	(44,200)	(244,868)
Vested (in shares)	(310,472)	(31,404)	(10,647)
Ending Balance (in shares)	1,451,393	1,652,483	1,130,804
Weighted Average Grant Date Fair Value
Beginning Balance (in dollars per share)	$ 12.88	$ 16.56	$ 17.91
Granted (in dollars per share)	9.17	5.89	9.96
Forfeited (in dollars per share)	13.51	17.24	17.99
Vested (in dollars per share)	17.29	6.05	18.00
Ending Balance (in dollars per share)	$ 10.44	$ 12.88	$ 16.56
Restricted Stock Units (RSUs), LLC [Member]
Number of RSUs
Beginning Balance (in shares)	0	0	0
Granted (in shares)	320,000	0	0
Forfeited (in shares)	0	0	0
Vested (in shares)	0	0	0
Ending Balance (in shares)	320,000	0	0
Weighted Average Grant Date Fair Value
Beginning Balance (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Granted (in dollars per share)	11.67	0.00	0.00
Forfeited (in dollars per share)	0.00	0.00	0.00
Vested (in dollars per share)	0.00	0.00	0.00
Ending Balance (in dollars per share)	$ 11.67	$ 0.00	$ 0.00